Related party transactions - Schedule of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts due from related parties
Amounts due from related parties	¥ 1,656	¥ 2,156
Related companies {Member]
Amounts due from related parties
Amounts due from related parties	1,000	1,500
Non-controlling interests [Member]
Amounts due from related parties
Amounts due from related parties	¥ 656	¥ 656